Structured Entities - Summary of Carrying Amount and Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of information about structured entities [Line Items]
Carrying amount of assets	$ 14,073	$ 12,757
Carrying amount of associated liabilities	8,179	6,410
Credit card receivables 1 [member] | Consolidated structured entities [member]
Disclosure of information about structured entities [Line Items]
Carrying amount of assets	7,246	7,058
Carrying amount of associated liabilities	5,096	4,115
Consumer installment and other personal [member] | Consolidated structured entities [member]
Disclosure of information about structured entities [Line Items]
Carrying amount of assets	6,827	5,699
Carrying amount of associated liabilities	$ 3,083	$ 2,295